INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS
INTANGIBLE ASSETS

13.INTANGIBLE ASSETS

	Weighted Average		Accumulated
December 31, 2014	Amortization Rate	Cost	Amortization	Net
(millions of Canadian dollars)
Software	12.9%	1,049	337	712
Natural gas supply opportunities	3.7%	340	83	257
Power purchase agreements	3.8%	96	10	86
Transportation agreements	3.7%	56	18	38
Other	3.6%	85	12	73
		1,626	460	1,166

	Weighted Average		Accumulated
December 31, 2013	Amortization Rate	Cost	Amortization	Net
(millions of Canadian dollars)
Software	13.2%	825	241	584
Natural gas supply opportunities	3.7%	311	65	246
Power purchase agreements	4.0%	87	7	80
Transportation agreements	3.7%	53	15	38
Other	4.0%	64	8	56
		1,340	336	1,004

Total amortization expense for intangible assets was $106 million (2013 - $82 million; 2012 - $64 million) for the year ended December 31, 2014. The Company expects amortization expense for intangible assets for the years ending December 31, 2015 through 2019 of $109 million, $96 million, $85 million, $76 million and $67 million, respectively.